Consolidated Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Contrafund℠ Portfolio
September 30, 2025
VIPCON-NPRT3-1125
1.808782.121
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	89,829	1,474,109
Clean TeQ Water Ltd (b)	2,611	587
		1,474,696
Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	9,774	16,089,372
Materials - 0.0%
Metals & Mining - 0.0%
Evolution Mining Ltd	253,724	1,818,240
TOTAL AUSTRALIA		19,382,308
BELGIUM - 0.2%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV ADR (e)	180,210	10,742,318
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	136,100	37,550,228
TOTAL BELGIUM		48,292,546
BRAZIL - 0.5%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	30,200	70,575,588
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	987,090	7,245,241
NU Holdings Ltd/Cayman Islands Class A (b)	2,281,542	36,527,487
		43,772,728
Capital Markets - 0.0%
Banco BTG Pactual SA unit	249,169	2,259,363
TOTAL FINANCIALS		46,032,091

Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	289,600	32,408,065
TOTAL BRAZIL		149,015,744
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	194,100	2,507,665
CANADA - 2.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	54,040	7,126,896
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	50,700	3,066,700
TOTAL CONSUMER DISCRETIONARY		10,193,596

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
ARC Resources Ltd	62,167	1,133,720
Cameco Corp (United States)	230,054	19,292,329
Canadian Natural Resources Ltd	392,700	12,556,693
Imperial Oil Ltd	837,700	75,957,005
PrairieSky Royalty Ltd	36,110	669,943
		109,609,690
Financials - 0.5%
Banks - 0.2%
Royal Bank of Canada	290,739	42,851,465
Toronto Dominion Bank	115,417	9,228,716
		52,080,181
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	290,426	16,536,856
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	15,446	27,023,008
Intact Financial Corp	206,266	40,131,239
		67,154,247
TOTAL FINANCIALS		135,771,284

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	47,118	5,105,706
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	109,100	26,847,364
IT Services - 0.6%
Shopify Inc Class A (b)	586,500	87,134,254
Shopify Inc Class A (United States) (b)	501,431	74,517,661
		161,651,915
Software - 0.0%
Constellation Software Inc/Canada	1,481	4,020,398
TOTAL INFORMATION TECHNOLOGY		192,519,677

Materials - 0.7%
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA	199,454	33,593,460
Alamos Gold Inc Class A	277,236	9,663,518
B2Gold Corp	1,616,749	7,992,551
Franco-Nevada Corp	332,155	73,932,353
G Mining Ventures Corp (b)	203,843	4,049,909
Kinross Gold Corp	128,019	3,177,248
Lundin Gold Inc	463,780	30,048,892
Novagold Resources Inc (b)	113,957	1,007,165
Orla Mining Ltd (b)	3,568,267	38,485,081
		201,950,177
TOTAL CANADA		655,150,130
CHINA - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	106,601	9,083,429
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	1,558,200	22,024,656
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (b)	73,197	9,674,447
TOTAL CONSUMER DISCRETIONARY		31,699,103

Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (b)	74,653	25,434,277
Zai Lab Ltd ADR (b)(e)	160,171	5,428,195
		30,862,472
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	37,700	2,128,702
TOTAL CHINA		73,773,706
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (b)	2,220,438	23,549,375
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	592,961	20,605,395
FRANCE - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	32,800	2,857,971
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	49,606	16,074,219
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	12,560	4,196,731
TOTAL FRANCE		23,128,921
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	89,448	4,047,522
Financials - 0.0%
Insurance - 0.0%
Allianz SE	2,932	1,233,570
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rheinmetall AG	3,900	9,086,619
Electrical Equipment - 0.0%
Siemens Energy AG (b)	57,794	6,795,368
TOTAL INDUSTRIALS		15,881,987

TOTAL GERMANY		21,163,079
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	23,400	1,488,474
Insurance - 0.0%
Accelerant Holdings Class A (b)(e)	13,500	201,015
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,689,489
INDIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	129,800	2,744,381
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	404,400	1,481,644
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	147,300	2,261,511
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd/Gandhinagar ADR	210,442	7,188,699
TOTAL INDIA		13,676,235
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	225,876	3,716,634
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	747,114	15,091,703
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd (United States)	1,300	662,740
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (b)(e)	30,200	3,172,510
TOTAL ISRAEL		18,926,953
ITALY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	152,500	16,650,964
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	253,333	15,255,713
TOTAL ITALY		31,906,677
JAPAN - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
SoftBank Group Corp	50,200	6,334,263
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	246,320	1,623,978
Specialty Retail - 0.0%
Fast Retailing Co Ltd	24,046	7,303,055
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	391,317	10,245,660
TOTAL CONSUMER DISCRETIONARY		19,172,693

Industrials - 0.2%
Industrial Conglomerates - 0.1%
Hitachi Ltd	933,500	24,731,279
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	601,306	15,735,642
Trading Companies & Distributors - 0.0%
ITOCHU Corp	25,805	1,468,263
TOTAL INDUSTRIALS		41,935,184

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	95,100	9,409,457
TOTAL JAPAN		76,851,597
KOREA (SOUTH) - 0.6%
Consumer Discretionary - 0.2%
Automobiles - 0.0%
Hyundai Motor Co	137,266	21,013,642
Broadline Retail - 0.2%
Coupang Inc Class A (b)	1,402,003	45,144,497
TOTAL CONSUMER DISCRETIONARY		66,158,139

Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	408,773	101,143,252
TOTAL KOREA (SOUTH)		167,301,391
NETHERLANDS - 1.0%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	600,839	17,362,721
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	173,580	128,025,665
uniQure NV (b)	53,600	3,128,632
		131,154,297
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASM International NV	4,600	2,758,642
NXP Semiconductors NV	530,900	120,901,857
		123,660,499
TOTAL NETHERLANDS		272,177,517
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	79,007	1,493,407
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Sea Ltd Class A ADR (b)	40,176	7,180,656
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,658,115	17,400,787
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	322,435	13,655,122
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	444,672	18,160,024
TOTAL SWITZERLAND		31,815,146
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,724,640	481,674,706
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	17,600	6,417,312
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Flutter Entertainment PLC (b)	414,600	105,308,400
Flutter Entertainment PLC (United Kingdom) (b)	5,000	1,300,518
		106,608,918
Leisure Products - 0.0%
Games Workshop Group PLC	2,879	562,597
TOTAL CONSUMER DISCRETIONARY		107,171,515

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	99,282	3,916,674
Financials - 0.1%
Banks - 0.1%
NatWest Group PLC	582,369	4,113,478
Starling Bank Ltd (c)	2,643,467	8,568,030
		12,681,508
Financial Services - 0.0%
Klarna Group PLC (e)	47,600	1,744,540
Revolut Group Holdings Ltd (c)(d)	5,779	7,673,587
		9,418,127
Insurance - 0.0%
Admiral Group PLC	31,800	1,433,577
TOTAL FINANCIALS		23,533,212

Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca PLC	71,400	10,938,560
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	2,600,184	41,796,038
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	96,500	6,786,845
TOTAL UNITED KINGDOM		194,142,844
UNITED STATES - 88.9%
Communication Services - 19.4%
Entertainment - 3.6%
Electronic Arts Inc	33,900	6,837,630
Liberty Media Corp-Liberty Formula One Class C (b)	462,827	48,342,280
Live Nation Entertainment Inc (b)	712,270	116,384,918
Netflix Inc (b)	472,754	566,794,226
ROBLOX Corp Class A (b)	189,597	26,262,976
Roku Inc Class A (b)	289,213	28,958,898
Spotify Technology SA (b)	70,900	49,488,200
Walt Disney Co/The	1,116,284	127,814,518
Warner Bros Discovery Inc (b)	2,498,169	48,789,241
		1,019,672,887
Interactive Media & Services - 15.4%
Alphabet Inc Class A	652,000	158,501,200
Alphabet Inc Class C	6,113,640	1,488,977,022
Epic Games Inc (b)(c)(d)	18,849	13,788,609
Meta Platforms Inc Class A	3,513,622	2,580,333,724
Reddit Inc Class A (b)	207,936	47,823,201
Reddit Inc Class B (b)	62,205	14,306,528
Snap Inc Class A (b)	7,106,800	54,793,428
		4,358,523,712
Media - 0.2%
EchoStar Corp (b)(d)	644,522	49,215,700
Magnite Inc (b)	56,710	1,235,144
Omnicom Group Inc	80,329	6,549,223
		57,000,067
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	196,880	47,129,134
TOTAL COMMUNICATION SERVICES		5,482,325,800

Consumer Discretionary - 8.4%
Automobiles - 0.3%
General Motors Co	20,010	1,220,010
Rad Power Bikes Inc (b)(c)(d)	401,674	4
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	384,164	3
Tesla Inc (b)	182,694	81,247,676
		82,467,693
Broadline Retail - 4.8%
Amazon.com Inc (b)	6,139,840	1,348,124,669
Ollie's Bargain Outlet Holdings Inc (b)	52,994	6,804,429
		1,354,929,098
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	122,293	39,358,779
Stubhub Holdings Inc Class A (e)	61,100	1,028,924
		40,387,703
Hotels, Restaurants & Leisure - 1.2%
Airbnb Inc Class A (b)	396,724	48,170,228
Black Rock Coffee Bar Inc Class A	7,500	178,949
Booking Holdings Inc	7,386	39,879,008
Carnival Corp (b)	620,446	17,937,094
Cava Group Inc (b)(e)	119,158	7,198,335
Chipotle Mexican Grill Inc (b)	1,160,669	45,486,618
DoorDash Inc Class A (b)	57,756	15,709,054
DraftKings Inc Class A (b)	208,143	7,784,548
Dutch Bros Inc Class A (b)	121,731	6,371,401
Hilton Worldwide Holdings Inc	286,400	74,303,616
Royal Caribbean Cruises Ltd	51,332	16,610,009
Starbucks Corp	270,861	22,914,841
Viking Holdings Ltd (b)	411,636	25,587,294
		328,130,995
Household Durables - 0.4%
DR Horton Inc	54,300	9,202,221
Garmin Ltd	41,807	10,293,720
Lennar Corp Class A	11,000	1,386,440
PulteGroup Inc	761,646	100,636,286
Somnigroup International Inc	29,500	2,487,735
		124,006,402
Specialty Retail - 1.3%
Carvana Co Class A (b)	3,700	1,395,788
Dick's Sporting Goods Inc	25,131	5,584,611
Fanatics Inc Class A (b)(c)(d)	232,280	14,185,340
Home Depot Inc/The	493,200	199,839,708
O'Reilly Automotive Inc (b)	526,300	56,740,403
TJX Cos Inc/The	607,954	87,873,671
Urban Outfitters Inc (b)	92,279	6,591,489
Warby Parker Inc Class A (b)	237,300	6,544,734
Williams-Sonoma Inc	7,100	1,387,695
		380,143,439
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	677,161	47,218,437
Ralph Lauren Corp Class A	56,218	17,627,716
Tapestry Inc	52,886	5,987,753
		70,833,906
TOTAL CONSUMER DISCRETIONARY		2,380,899,236

Consumer Staples - 2.3%
Beverages - 1.0%
Coca-Cola Co/The	3,080,800	204,318,656
Keurig Dr Pepper Inc	2,970,000	75,764,700
		280,083,356
Consumer Staples Distribution & Retail - 0.7%
Casey's General Stores Inc	106,717	60,329,254
Costco Wholesale Corp	71,074	65,788,227
Dollar Tree Inc (b)	543,000	51,242,910
Walmart Inc	157,762	16,258,952
		193,619,343
Food Products - 0.0%
Vital Farms Inc (b)	57,500	2,366,125
Personal Care Products - 0.1%
elf Beauty Inc (b)(e)	257,000	34,047,360
Tobacco - 0.5%
Altria Group Inc	20,610	1,361,496
Philip Morris International Inc	863,813	140,110,469
		141,471,965
TOTAL CONSUMER STAPLES		651,588,149

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp (b)	213,157	7,153,549
Centrus Energy Corp Class A (b)	19,052	5,907,454
Cheniere Energy Inc	101,700	23,897,466
Chevron Corp	27,800	4,317,062
Exxon Mobil Corp	585,267	65,988,854
Marathon Petroleum Corp	22,800	4,394,472
Sable Offshore Corp (b)	64,553	1,127,095
Shell PLC ADR	1,316,996	94,204,724
Valero Energy Corp	25,700	4,375,682
		211,366,358
Financials - 13.7%
Banks - 3.0%
Bancorp Inc/The (b)	64,500	4,830,405
Bank of America Corp	1,148,547	59,253,540
Citigroup Inc	671,834	68,191,151
East West Bancorp Inc	39,378	4,191,788
JPMorgan Chase & Co	1,035,516	326,632,812
Wells Fargo & Co	4,519,876	378,856,006
		841,955,702
Capital Markets - 2.4%
Aestas Management Co LLC (d)(f)	2,300	988,999
Bank of New York Mellon Corp/The	1,818,884	198,185,601
Blackstone Inc	16,600	2,836,110
Blue Owl Capital Inc Class A	2,172,000	36,771,960
Cboe Global Markets Inc	363,800	89,221,950
Charles Schwab Corp/The	350,100	33,424,047
Coinbase Global Inc Class A (b)	75,189	25,375,536
Evercore Inc Class A	7,581	2,557,223
Gemini Space Station Inc Class A (e)	3,800	91,047
Goldman Sachs Group Inc/The	39,062	31,107,024
Interactive Brokers Group Inc Class A	167,900	11,553,199
KKR & Co Inc Class A	10,000	1,299,500
Moody's Corp	219,912	104,783,670
Morgan Stanley	483,987	76,934,574
Nasdaq Inc	15,584	1,378,405
Raymond James Financial Inc	33,519	5,785,379
Robinhood Markets Inc Class A (b)	12,300	1,761,114
Tradeweb Markets Inc Class A	513,351	56,971,694
		681,027,032
Consumer Finance - 0.9%
American Express Co	572,330	190,105,133
Capital One Financial Corp	277,825	59,060,039
Figure Technology Solutions Inc Class A	7,100	258,226
SoFi Technologies Inc Class A (b)	64,800	1,712,016
Synchrony Financial	18,900	1,342,845
		252,478,259
Financial Services - 6.4%
Affirm Holdings Inc Class A (b)	20,900	1,527,372
Apollo Global Management Inc	870,438	116,003,272
Berkshire Hathaway Inc Class B (b)	1,994,178	1,002,553,048
Mastercard Inc Class A	657,249	373,849,804
Toast Inc Class A (b)	1,580,337	57,698,104
Visa Inc Class A	714,580	243,943,320
		1,795,574,920
Insurance - 1.0%
American Financial Group Inc/OH	396,600	57,792,552
Arthur J Gallagher & Co	356,190	110,326,291
Chubb Ltd	161,100	45,470,475
Progressive Corp/The	157,019	38,775,842
Travelers Companies Inc/The	159,900	44,647,278
		297,012,438
TOTAL FINANCIALS		3,868,048,351

Health Care - 7.1%
Biotechnology - 1.8%
AbbVie Inc	103,998	24,079,697
Alnylam Pharmaceuticals Inc (b)	493,486	225,029,616
Caris Life Sciences Inc (b)	37,244	1,126,631
Celldex Therapeutics Inc (b)	28,219	730,025
Cytokinetics Inc (b)	38,700	2,126,952
Gilead Sciences Inc	711,515	78,978,165
Insmed Inc (b)	111,600	16,071,516
Legend Biotech Corp ADR (b)	2,025,453	66,050,022
Regeneron Pharmaceuticals Inc	72,391	40,703,288
Roivant Sciences Ltd (b)	136,200	2,060,706
Soleno Therapeutics Inc (b)	64,284	4,345,598
Vertex Pharmaceuticals Inc (b)	99,601	39,007,736
		500,309,952
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	55,221	7,396,301
Artivion Inc (b)	99,956	4,232,137
Boston Scientific Corp (b)	3,069,947	299,718,926
Edwards Lifesciences Corp (b)	17,400	1,353,198
Insulet Corp (b)	183,794	56,742,722
Intuitive Surgical Inc (b)	173,101	77,415,960
Penumbra Inc (b)	76,304	19,329,329
ResMed Inc	5,300	1,450,769
Stryker Corp	268,533	99,268,594
TransMedics Group Inc (b)	589,600	66,153,120
		633,061,056
Health Care Providers & Services - 0.8%
CVS Health Corp	1,685,300	127,054,767
HCA Healthcare Inc	52,122	22,214,396
LifeStance Health Group Inc (b)	5,076,600	27,921,300
Tenet Healthcare Corp (b)	224,030	45,487,051
UnitedHealth Group Inc	1,279	441,639
		223,119,153
Health Care Technology - 0.3%
Doximity Inc Class A (b)	984,188	71,993,353
HeartFlow Inc	54,900	1,847,934
Veeva Systems Inc Class A (b)	73,618	21,931,538
		95,772,825
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc	41,800	20,273,836
Veterinary Emergency Group (b)(c)(d)(g)	155,147	13,005,973
		33,279,809
Pharmaceuticals - 1.8%
Eli Lilly & Co	673,753	514,073,539
Merck & Co Inc	104,478	8,768,839
		522,842,378
TOTAL HEALTH CARE		2,008,385,173

Industrials - 9.1%
Aerospace & Defense - 3.5%
AeroVironment Inc (b)	1,000	314,890
Anduril Industries Inc Class B (c)(d)	10,795	441,300
Anduril Industries Inc Class C (c)(d)	5	204
ATI Inc (b)	53,100	4,319,154
Axon Enterprise Inc (b)	97,466	69,945,500
Boeing Co (b)	941,678	203,242,363
Firefly Aerospace Inc (b)	14,100	413,412
GE Aerospace	1,559,415	469,103,221
HEICO Corp Class A	5,613	1,426,207
Howmet Aerospace Inc	335,100	65,756,673
Karman Holdings Inc	176,157	12,718,535
Leonardo DRS Inc	95,007	4,313,318
Loar Holdings Inc (b)(e)	42,398	3,391,840
MDA Space Ltd (b)	138,400	3,446,823
Northrop Grumman Corp	16,000	9,749,120
Relativity Space Inc (b)(c)	4,373	4,635
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	148	151
Rocket Lab Corp (e)	98,244	4,706,870
RTX Corp	11,000	1,840,630
Space Exploration Technologies Corp (b)(c)(d)	216,987	46,001,244
Space Exploration Technologies Corp Class C (b)(c)(d)	91,159	19,325,708
StandardAero Inc (b)	13,647	372,427
TransDigm Group Inc	36,100	47,580,522
Woodward Inc	24,897	6,291,721
		974,706,468
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	50,479	2,087,307
Building Products - 0.5%
Tecnoglass Inc	1,030,780	68,969,490
Trane Technologies PLC	162,520	68,576,939
		137,546,429
Commercial Services & Supplies - 0.5%
Cintas Corp	93,009	19,091,027
GFL Environmental Inc Subordinate Voting Shares	757,585	35,905,947
GFL Environmental Inc Subordinate Voting Shares (United States) (e)	1,779,300	84,303,235
Republic Services Inc	59,569	13,669,894
		152,970,103
Construction & Engineering - 0.5%
API Group Corp (b)	79,600	2,735,852
Comfort Systems USA Inc	1,900	1,567,842
Construction Partners Inc Class A (b)	46,500	5,905,500
EMCOR Group Inc	164,350	106,751,899
Legence Corp Class A (e)	195,900	6,035,679
Quanta Services Inc	58,500	24,243,570
		147,240,342
Electrical Equipment - 1.8%
Bloom Energy Corp Class A (b)(e)	80,500	6,807,885
Eaton Corp PLC	155,476	58,186,893
GE Vernova Inc	707,519	435,053,433
NEXTracker Inc Class A (b)	21,100	1,561,189
		501,609,400
Ground Transportation - 0.1%
Uber Technologies Inc (b)	289,760	28,387,787
Industrial Conglomerates - 0.1%
3M Co	247,277	38,372,445
Machinery - 1.9%
Allison Transmission Holdings Inc	575,000	48,806,000
Deere & Co	231,964	106,067,859
PACCAR Inc	32,038	3,149,976
Parker-Hannifin Corp	268,200	203,335,830
RBC Bearings Inc (b)	21,373	8,341,668
Westinghouse Air Brake Technologies Corp	859,375	172,278,906
		541,980,239
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	146,700	7,302,726
Delta Air Lines 1991 Series K Pass Through Trust	24,200	1,373,350
		8,676,076
Professional Services - 0.1%
Paycom Software Inc	37,831	7,874,144
UL Solutions Inc Class A (e)	90,153	6,388,242
		14,262,386
Trading Companies & Distributors - 0.1%
FTAI Aviation Ltd	22,615	3,773,539
QXO Inc (b)	188,993	3,602,206
WW Grainger Inc	24,008	22,878,664
		30,254,409
TOTAL INDUSTRIALS		2,578,093,391

Information Technology - 25.2%
Communications Equipment - 0.3%
Arista Networks Inc	548,744	79,957,488
Ciena Corp (b)	16,300	2,374,421
		82,331,909
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp Class A	4,464,842	552,524,198
Coherent Corp (b)	68,100	7,335,732
Flex Ltd (b)	98,900	5,733,233
Jabil Inc	40,119	8,712,643
Mirion Technologies Inc Class A (b)(e)	1,390,675	32,347,101
TD SYNNEX Corp	8,500	1,391,874
		608,044,781
IT Services - 0.3%
Cloudflare Inc Class A (b)	147,049	31,555,245
CoreWeave Inc Class A (b)	154,395	21,128,956
IBM Corporation	4,297	1,212,442
Kyndryl Holdings Inc (b)	151,013	4,534,920
MongoDB Inc Class A (b)	4,500	1,396,710
Snowflake Inc (b)	96,913	21,858,727
X.Ai Holdings Corp Class A (c)(d)	153,527	5,612,947
		87,299,947
Semiconductors & Semiconductor Equipment - 12.3%
Advanced Micro Devices Inc (b)	31,390	5,078,588
Analog Devices Inc	23,013	5,654,294
Applied Materials Inc	23,800	4,872,812
ARM Holdings PLC ADR (b)	67,867	9,602,502
Astera Labs Inc (b)	120,600	23,613,480
Broadcom Inc	741,300	244,562,283
Credo Technology Group Holding Ltd (b)	8,900	1,295,928
First Solar Inc (b)	7,000	1,543,710
Intel Corp (b)	59,150	1,984,483
KLA Corp	11,035	11,902,351
Lam Research Corp	63,900	8,556,210
Marvell Technology Inc	1,020,200	85,768,214
Micron Technology Inc	567,777	95,000,448
Monolithic Power Systems Inc	10,159	9,352,782
NVIDIA Corp	15,754,782	2,939,527,226
		3,448,315,311
Software - 8.6%
Appfolio Inc Class A (b)	137,000	37,765,420
Applied Intuition Inc Class A (b)(c)(d)	16,246	2,208,319
AppLovin Corp Class A (b)	108,436	77,915,603
Bitdeer Technologies Group Class A (b)	87,600	1,497,084
BitMine Immersion Technologies Inc (b)	118,900	6,174,477
Cadence Design Systems Inc (b)	169,621	59,581,072
Circle Internet Group Inc (h)	158,549	21,020,426
Crowdstrike Holdings Inc Class A (b)	9,811	4,811,118
CyberArk Software Ltd (b)	50,374	24,338,198
Datadog Inc Class A (b)	52,600	7,490,240
Fair Isaac Corp (b)	900	1,346,877
Figma Inc (h)	166,194	8,620,483
Figma Inc Class A (e)	137,500	7,132,125
Fortinet Inc (b)	171,861	14,450,073
Guidewire Software Inc (b)	23,124	5,315,283
Intuit Inc	2,803	1,914,197
Microsoft Corp	3,093,900	1,602,485,505
Monday.com Ltd (b)	267,400	51,792,706
Netskope Inc (b)	81,100	1,843,403
OpenAI Global LLC rights (b)(c)(d)	12,537,443	25,952,507
OpenAI Global LLC rights (b)(c)(d)	6,861,704	9,400,534
Oracle Corp	26,092	7,338,114
Palantir Technologies Inc Class A (b)	78,611	14,340,219
Palo Alto Networks Inc (b)	566,881	115,428,309
Riot Platforms Inc (b)	689,200	13,115,476
Roper Technologies Inc	129,400	64,530,486
Rubrik Inc Class A (b)	83,758	6,889,096
SailPoint Inc (e)	15,596	344,360
Samsara Inc Class A (b)	1,461,203	54,429,812
Servicenow Inc (b)	431	396,641
Stripe Inc Class B (b)(c)(d)	74,500	2,644,750
Synopsys Inc (b)	162,400	80,126,536
Tanium Inc Class B (b)(c)(d)	350,002	3,360,019
Via Transportation Inc (b)(e)	39,381	1,893,438
Weave Communications Inc (b)	95,789	639,871
Zoom Communications Inc Class A (b)	1,115,078	91,993,935
Zscaler Inc (b)	30,932	9,269,083
		2,439,795,795
Technology Hardware, Storage & Peripherals - 1.6%
Apple Inc	1,751,100	445,882,593
Dell Technologies Inc Class C	89,949	12,752,070
		458,634,663
TOTAL INFORMATION TECHNOLOGY		7,124,422,406

Materials - 0.4%
Chemicals - 0.1%
Corteva Inc	328,000	22,182,640
Ecolab Inc	29,364	8,041,625
		30,224,265
Construction Materials - 0.0%
CRH PLC	12,600	1,510,740
Martin Marietta Materials Inc	3,040	1,916,051
		3,426,791
Metals & Mining - 0.3%
Carpenter Technology Corp	43,961	10,794,184
Ivanhoe Electric Inc / US (b)	419,145	5,260,270
Ivanhoe Electric Inc / US warrants (b)	176,200	1,000,246
MP Materials Corp (b)(e)	936,465	62,808,708
Royal Gold Inc	6,451	1,293,941
		81,157,349
TOTAL MATERIALS		114,808,405

Real Estate - 1.0%
Health Care REITs - 0.4%
Welltower Inc	655,200	116,717,328
Office REITs - 0.4%
Kilroy Realty Corp (e)	2,414,600	102,016,850
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	429,400	67,656,264
TOTAL REAL ESTATE		286,390,442

Utilities - 1.6%
Electric Utilities - 1.1%
American Electric Power Co Inc	100,158	11,267,775
Constellation Energy Corp	401,155	132,008,076
Entergy Corp	1,457,600	135,833,744
NRG Energy Inc	246,800	39,969,260
Xcel Energy Inc	10,900	879,085
		319,957,940
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	754,965	59,143,958
Independent Power and Renewable Electricity Producers - 0.3%
Talen Energy Corp (b)	4,300	1,829,134
Vistra Corp	382,484	74,936,265
		76,765,399
Multi-Utilities - 0.0%
Sempra	15,900	1,430,682
Water Utilities - 0.0%
WaterBridge Infrastructure LLC Class A	45,700	1,152,554
TOTAL UTILITIES		458,450,533

TOTAL UNITED STATES		25,164,778,244
TOTAL COMMON STOCKS (Cost $12,127,650,871)		27,527,718,464

Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Douyin Co Ltd Series E1 (b)(c)(d)	60,761	15,712,795
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (c)(d)	159,275	8,532,362
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (c)(d)	68,800	604,063
UNITED STATES - 1.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	52,367	0
Rad Power Bikes Inc Series C (b)(c)(d)	206,059	1
Rad Power Bikes Inc Series D (b)(c)(d)	277,030	3
Waymo LLC Series C2 (c)(d)	115,088	9,999,997
		10,000,001
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,500	637,400
TOTAL CONSUMER DISCRETIONARY		10,637,401

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	5,376	215,470
GoBrands Inc Series H (b)(c)(d)	6,820	350,343
		565,813
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	62,943	4,753,455
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	515,200	1,076,768
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	229,170	2,328,367
Lyra Health Inc Series F (b)(c)(d)	6,800	69,088
Somatus Inc Series E (b)(c)(d)	1,539	2,032,342
		4,429,797
TOTAL HEALTH CARE		5,506,565

Industrials - 0.9%
Aerospace & Defense - 0.8%
Anduril Industries Inc Series G (c)(d)	102,000	4,169,760
Space Exploration Technologies Corp Series G (b)(c)(d)	7,336	15,552,320
Space Exploration Technologies Corp Series J (b)(c)(d)	49,518	104,978,161
Space Exploration Technologies Corp Series N (b)(c)(d)	39,568	83,884,160
		208,584,401
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	132,331	5,471,887
Zipline International Inc Series F (b)(c)(d)	90,550	3,744,243
Zipline International Inc Series G (b)(c)(d)	80,131	3,313,417
		12,529,547
Construction & Engineering - 0.0%
Beta Technologies Inc 6% Series C (c)(d)	8,500	980,644
Beta Technologies Inc 6% Series C-1 (c)(d)	14,880	1,704,355
Beta Technologies Inc Series B, 6% (b)(c)(d)	26,772	3,772,443
Beta Technologies Inc Series C, 6% (c)(d)	27,089	3,278,582
		9,736,024
TOTAL INDUSTRIALS		230,849,972

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series G (c)(d)	386,200	13,992,953
IT Services - 0.0%
X.Ai Holdings Corp Series C (c)(d)	354,485	12,959,971
Software - 0.2%
Anthropic PBC Series E (c)(d)	20,500	2,889,885
Anthropic PBC Series F (c)(d)	78,100	11,009,757
Applied Intuition Inc Series A2 (b)(c)(d)	19,169	2,605,642
Applied Intuition Inc Series B2 (b)(c)(d)	9,243	1,256,401
MOLOCO Inc Series A (b)(c)(d)	44,901	3,346,920
Nuro Inc/DE Series C (b)(c)(d)	305,791	3,929,414
Nuro Inc/DE Series D (b)(c)(d)	63,961	937,029
Nuro Inc/DE Series E (c)(d)	105,761	1,353,741
Stripe Inc Series H (b)(c)(d)	30,400	1,079,200
Stripe Inc Series I (b)(c)(d)	203,647	7,229,469
		35,637,458
TOTAL INFORMATION TECHNOLOGY		62,590,382

TOTAL UNITED STATES		314,903,588
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $174,494,829)		339,752,808

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $384,164)	384,164	192,389

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.21	447,536,663	447,626,170
Fidelity Securities Lending Cash Central Fund (i)(j)	4.19	133,834,192	133,847,576
TOTAL MONEY MARKET FUNDS (Cost $581,468,837)			581,473,746

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $12,883,998,701)	28,449,137,407
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(155,068,606)
NET ASSETS - 100.0%	28,294,068,801

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $571,927,774 or 2.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $29,640,909 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $12,588,245.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aestas Management Co LLC	9/3/2025	989,000

Anduril Industries Inc Class B	6/16/2025	441,330

Anduril Industries Inc Class C	6/16/2025	204

Anduril Industries Inc Series G	4/17/2025	4,170,046

Anthropic PBC Series E	2/14/2025	1,149,773

Anthropic PBC Series F	8/18/2025	11,009,570

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	1,086,380

Applied Intuition Inc Series A2	7/2/2024	1,144,292

Applied Intuition Inc Series B2	7/2/2024	551,759

Beta Technologies Inc 6% Series C	8/14/2025	972,994

Beta Technologies Inc 6% Series C-1	9/26/2025	1,703,314

Beta Technologies Inc Series B, 6%	4/4/2022	2,762,067

Beta Technologies Inc Series C, 6%	10/24/2024	3,100,878

Canva Australia Holdings Pty Ltd Class A	3/18/2024	10,425,546

Cerebras Systems Inc Series G	9/19/2025	13,992,953

Discord Inc Series I	9/15/2021	1,376,561

Douyin Co Ltd Series E1	11/18/2020	6,657,837

EchoStar Corp	9/30/2024	18,072,397

Element Labs Inc Series B	6/27/2025	603,988

ElevateBio LLC Series C	3/9/2021	2,161,264

Epic Games Inc	7/13/2020 - 7/30/2020	10,838,174

Fanatics Inc Class A	8/13/2020 - 12/15/2021	7,999,411

GoBrands Inc Series G	3/2/2021	1,342,480

GoBrands Inc Series H	7/22/2021	2,649,506

Lyra Health Inc Series E	1/14/2021	2,098,418

Lyra Health Inc Series F	6/4/2021	106,790

MOLOCO Inc Series A	6/26/2023	2,694,060

Nuro Inc/DE Series C	10/30/2020	3,991,980

Nuro Inc/DE Series D	10/29/2021	1,333,313

Nuro Inc/DE Series E	4/1/2025	1,353,052

OpenAI Global LLC rights	9/30/2024	12,537,443

OpenAI Global LLC rights	4/11/2025 - 8/4/2025	6,861,704

Oura Health Oy Series E	9/24/2025	8,532,362

Rad Power Bikes Inc	1/21/2021	1,937,611

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	384,164

Rad Power Bikes Inc Series A	1/21/2021	252,610

Rad Power Bikes Inc Series C	1/21/2021	993,996

Rad Power Bikes Inc Series D	9/17/2021	2,655,000

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Revolut Group Holdings Ltd	12/27/2024	5,026,306

Somatus Inc Series E	1/31/2022	1,342,985

Space Exploration Technologies Corp	2/16/2021 - 7/14/2025	18,515,448

Space Exploration Technologies Corp Class C	7/1/2024 - 7/14/2025	17,632,308

Space Exploration Technologies Corp Series G	9/7/2023	5,942,160

Space Exploration Technologies Corp Series J	9/7/2023	40,109,580

Space Exploration Technologies Corp Series N	8/4/2020	10,683,360

Stripe Inc Class B	5/18/2021	2,989,564

Stripe Inc Series H	3/15/2021	1,219,800

Stripe Inc Series I	3/20/2023 - 5/12/2023	4,100,257

Tanium Inc Class B	9/18/2020	3,988,343

Tenstorrent Holdings Inc Series C1	4/23/2021	3,742,265

Veterinary Emergency Group	9/16/2021 - 11/13/2023	5,866,319

Waymo LLC Series C2	10/18/2024	9,000,031

X.Ai Holdings Corp Class A	10/25/2022	5,530,000

X.Ai Holdings Corp Series C	11/22/2024	7,674,600

Zipline International Inc	10/12/2021	1,817,244

Zipline International Inc Series E	12/21/2020	4,317,882

Zipline International Inc Series F	4/11/2023	3,639,847

Zipline International Inc Series G	6/7/2024	3,361,199

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Figma Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	424,970,696	4,808,690,808	4,786,040,435	19,480,668	5,101	-	447,626,170	447,536,663	0.8%
Fidelity Securities Lending Cash Central Fund	20,299,900	1,036,758,781	923,211,105	811,646	-	-	133,847,576	133,834,192	0.4%
Total	445,270,596	5,845,449,589	5,709,251,540	20,292,314	5,101	-	581,473,746

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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